Payments, by Government - USD ($) $ in Thousands	Taxes	Royalties	Fees	Comm. Social Resp.	Total Payments
Total	$ 143,686	$ 111,777	$ 8,328	$ 30,549	$ 294,340
CHILE | Corporacion de Fomento de la Produccion de Chile (Corfo) [Member]
Total	0	109,839	0	0	109,839
CHILE | Tesoreria General de la Republica [Member]
Total	117,058	0	0	0	117,058
CHILE | Various local Chilean municipalities/communities [Member]
Total	1,894	0	0	30,549	32,443
JORDAN | Income Tax Department [Member]
Total	5,071	0	0	0	5,071
JORDAN | Jordan Customs [Member]
Total	0	0	100	0	100
JORDAN | Ministry of Energy [Member]
Total	0	0	120	0	120
JORDAN | Ministry of Environment [Member]
Total	0	0	430	0	430
JORDAN | Ministry of Finance [Member]
Total	0	1,938	0	0	1,938
JORDAN | Ministry of Water and Irrigation [Member]
Total	0	0	3,176	0	3,176
JORDAN | Public Security Directorate [Member]
Total	0	0	170	0	170
JORDAN | Social Security [Member]
Total	0	0	4,332	0	4,332
UNITED STATES | United States Federal Government [Member]
Total	19,663	0	0	0	19,663
ARGENTINA
Total	3,633	0	0	0	3,633
ARGENTINA | Custom Collection and Control Agency [Member]
Total	3,072	0	0	0	3,072
ARGENTINA | Revenue Agency of the Provence of Catamarca [Member]
Total	$ 561	$ 0	$ 0	$ 0	$ 561